Reconciliation of Beginning and Ending Balances of Assets Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs Level Three (Detail) - Available-for-sale Securities - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Investment in Debt Securities
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance at beginning of year	$ 8,132	$ 10,000
Disposal		2,033
Balance at end of year	7,950	8,132
Investment in Equity Securities
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance at beginning of year	2,190
Purchase		2,190
Total gains or (losses) (realized/unrealized), included in earnings	$ 409
Fair Value, Asset, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Debt Securities, Available-for-Sale, Gain (Loss)
Balance at end of year	$ 2,371	2,190
The amount of total gains or (losses) for the period included in earnings attributable to the change in unrealized gains or losses relating to assets still held at the reporting date.	409
Unrealized Gain (Loss) on Security | Investment in Debt Securities
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Total gains or (losses) (realized/unrealized), included in other comprehensive income	$ 620	$ (124)
Fair Value, Asset, Recurring Basis, Unobservable Input Reconciliation, Asset, Gain (Loss), Statement of Other Comprehensive Income or Comprehensive Income [Extensible Enumeration]	OCI, Debt Securities, Available-for-Sale, Unrealized Holding Gain (Loss), before Adjustment, after Tax	OCI, Debt Securities, Available-for-Sale, Unrealized Holding Gain (Loss), before Adjustment, after Tax
Foreign Currency Items | Investment in Debt Securities
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Total gains or (losses) (realized/unrealized), included in other comprehensive income	$ (802)	$ 289
Fair Value, Asset, Recurring Basis, Unobservable Input Reconciliation, Asset, Gain (Loss), Statement of Other Comprehensive Income or Comprehensive Income [Extensible Enumeration]	Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax	Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax
Foreign Currency Items | Investment in Equity Securities
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Total gains or (losses) (realized/unrealized), included in other comprehensive income	$ (228)
Fair Value, Asset, Recurring Basis, Unobservable Input Reconciliation, Asset, Gain (Loss), Statement of Other Comprehensive Income or Comprehensive Income [Extensible Enumeration]	Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax